Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net
8	Intangible assets, net

Intangible assets, net consisted of the following:

		December 31, 2012				December 31, 2013
	Range of Useful Lives	Gross Carrying Amount	Accumulated Amortization	Provision for Impairment	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Provision for Impairment	Net Carrying Amount
Tradenames	5-20 years	$16,447	$(998)	$—	$15,449	$17,598	$(2,029)	$—	$15,569
Technologies	1-15 years	58,579	(26,332)	(308)	31,939	100,872	(29,568)	(311)	70,993
Core technologies	3-7 years	45,203	(7,055)	—	38,148	54,548	(13,386)	—	41,162
Customer relationships	3-12 years	51,895	(12,812)	—	39,083	63,800	(18,552)	—	45,248
Lease agreement	5 year	—	—	—	—	283	(57)	—	226
Other intangible assets	Indefinite	7,715	—	—	7,715	7,879	—	—	7,879

Total		$179,839	$(47,197)	$(308)	$132,334	$244,980	$(63,592)	$(311)	$181,077

Amortization expense was $9,568, $13,115 and $19,741 for the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2013, estimated aggregate amortization expense for each of the next five years ending December 31, is as follows:

2014	$25,751
2015	23,862
2016	21,759
2017	16,856
2018	14,775
2019 and thereafter	70,195

$173,198